Pensions and Other Post Retirement Benefits - Expenses (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pension Benefits
Analysis of amount charged to earnings:
Current service costs	$ 165	$ 263
Interest cost	(15)	21
Defined benefit plans expense	150	284
Defined contribution plans expense	56	95
Total benefit plans expense charged to earnings	206	379
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	6	(86)
Actuarial gain arising from changes in financial assumptions	411	(2,229)
Benefit Obligation gains	417	(2,315)
Return on plan assets greater / (less) than discount rate (excluding amounts included in net interest expense)	(433)	1,190
OCI disposed through divestiture	11
Effect of the asset ceiling	(197)	187
Plan assets (gain) / loss	(619)	1,377
Actuarial (gain) loss recognized in other comprehensive income	(202)	(938)
Other Post-Retirement Benefits
Analysis of amount charged to earnings:
Current service costs	12	19
Interest cost	26	20
Defined benefit plans expense	38	39
Total benefit plans expense charged to earnings	38	39
Components of defined benefit costs recognized in Other Comprehensive Income:
Actuarial (gain) / loss arising from changes in experience	3	3
Actuarial gain arising from changes in financial assumptions	29	(167)
Benefit Obligation gains	32	(164)
Actuarial (gain) loss recognized in other comprehensive income	$ 32	$ (164)